DISCONTINUED OPERATION - Results of operations of professional education business (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
DISCONTINUED OPERATION
Net loss from discontinued operation	¥ (51,673)	$ (7,111)	¥ (30,652)
IT Professional Education | Divestiture
DISCONTINUED OPERATION
Net revenues	111,878		331,616
Cost of revenues	(41,412)		(124,560)
Gross profit	70,466		207,056
Selling and marketing expenses	(48,312)		(142,705)
General and administrative expenses	(56,333)		(101,585)
Research and development expenses	(2,605)		(19,821)
Operating loss	(36,784)		(57,055)
Interest income (expense), net	(112)		99
Loss from discontinued operation	(36,896)		(56,956)
Gain on disposal of subsidiary			26,797
Other income	(11,826)		(518)
Foreign currency exchange loss, net	(584)		(124)
Loss before income taxes	(49,306)		(30,801)
Income tax benefit (expense)	(2,367)		149
Net loss from discontinued operation	¥ (51,673)		¥ (30,652)